Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Continuing operations	$ (76,168,079)	$ (132,728,891)	$ (57,278,276)
Discontinued operations		4,956,408	(857,554)
PROFIT (LOSS) INCLUDING DISCONTINUED OPERATIONS	(76,168,079)	(127,772,483)	(58,135,830)
Adjustments for:
Impairment (reversal) losses on financial assets, net		(21,071)	11,237,660
Finance costs	270,314	1,036,104	1,851,527
Transaction cost associated with private warrants		1,235,341
Net fair value gain on financial liabilities at fair value through profit or loss	(5,193,196)	(11,397,187)
Revaluation loss on digital assets	399,070	68,360
Net fair value (gains) losses on financial assets at fair value through profit or loss	(6,945)	144,109	1,527,158
Net loss on sale of financial assets at fair value through profit or loss			221,626
Impairment loss on intangible assets	13,899,728
Amortization – intangible assets	3,821,276	2,021,722
Depreciation – property, plant and equipment	263,407	817,597	791,714
Loss on disposal – property, plant and equipment	87,811	36,300
Depreciation – right-of-use assets	1,493,946	1,963,787	1,965,711
Impact on reclassification to short term lease		(32,588)
Shares issued for consulting services	150,000	332,706	2,709,854
Shares issued to employees		715,834
Equity-settled share-based payments		35,800
Equity settled share-based payments – salaries to be settled in shares	54,567
Equity settled share-based payments – employee share option scheme and accrued share awards	13,535,580	28,901,004	11,397,317
Equity settled share-based payments – restricted share units	4,134,847
Earn-out share awards		32,148,300
Transaction expense		45,413,018
Discontinued operations		(5,987,534)	70,331
Adjustment for profit (loss)	(43,257,674)	(30,340,881)	(26,362,932)
Trade receivables	(58,819)	60,048	(81,735)
Prepayment, deposits and other receivables	1,051,608	(1,285,134)	(1,615,696)
Income tax payable			(27,680)
Client assets	(15,049,613)	(26,478,015)	(543,910)
Client liabilities	15,049,613	26,478,015	543,910
Amounts due from related companies	(30,906)		(1,113)
Amounts due to related parties	(195,632)	203,460
Other payables and accruals	(48,591)	(6,066,606)	7,846,029
Amounts due to directors	(6,785)	(367,819)	17,749
Advance to an associate company			(226,308)
Amounts due to shareholders		(1,686)	1,686
Amounts due from shareholders	36,962	765	63,372
Digital assets	(498,393)	48,465	(36,034)
USDC	51,033	(1,741,007)	(293,793)
Cash used in operating activities	(42,957,197)	(39,490,395)	(20,716,455)
Finance costs paid	614	(387,366)	(1,561,094)
Income tax credit received	348,951	478,078
Net cash used in operating activities	(42,607,632)	(39,399,683)	(22,277,549)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(307,936)	(49,743)	(69,875)
Acquisition of subsidiaries, net of cash acquired		(75,000)	(25,000)
Acquisition of digital assets	(4,000,000)
Disposal of digital assets	3,403,470
Cash received on completion of Transaction		24,149,575
Sales of financial assets through profit or loss			155,951
Investment in financial assets at fair value through profit or loss	(2,000,000)		(267,773)
Acquired software and capitalized software development	(3,173,309)	(5,652,943)	(5,269,116)
Net cash generated from (used in) investing activities	(6,077,775)	18,371,889	(5,475,813)
CASH FLOWS FROM FINANCING ACTIVITIES
Loan receivables			(479,749)
Loan to an associate			(2,000,000)
Repayment of amounts due from an associate		951,781	814,572
Advance from an associate		900,000
Payment of lease liabilities	(1,183,585)	(2,399,147)	(2,390,366)
Proceeds from issues of share capital, net		255,438	30,918,015
Proceed from issues of private placement shares, net of expenses		20,626,394
Proceed from issues of private placement warrants, net of expenses		15,571,989
Procced from issues of public warrant shares		17,031,098
Proceeds from loans from shareholders		100,000	5,332,303
Repayment of loans from shareholders		(3,949,050)	(4,850,000)
Proceeds from notes payable			675,000
Repayment of notes payable		(675,000)
Proceeds from convertible bond, net of expenses		24,272,539
Proceeds from convertible loan, net of expenses	2,800,000
Net cash generated from financing activities	1,616,415	72,686,042	28,019,775
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(47,068,992)	51,658,248	266,413
Cash and cash equivalents at the beginning of the period	52,118,497	988,836	740,061
Effect of foreign exchange rate changes	(167,095)	(528,587)	(17,638)
CASH AND CASH EQUIVALENTS AT 31 MARCH	$ 4,882,410	$ 52,118,497	$ 988,836